Pioneer Floating
Rate Fund, Inc.
Schedule of Investments | August 31, 2025

Schedule of Investments  |  8/31/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 18.0%
	Senior Secured Floating Rate Loan Interests — 1.8% of Net Assets*(a)
	Applications Software — 0.8%
972,150(b)	Flash Charm, Inc., First Lien Incremental Term Loan, 7.796% (Term SOFR + 350 bps), 3/2/28	$ 905,618
872,276(c)	Loyalty Ventures, Inc., Term B Loan, 11.46% (LIBOR + 650 bps), 11/3/27	69,782
	Total Applications Software	$975,400

	Broadcast Service & Programing — 0.0%
1(a)	Univision Communications, Inc., First Lien Initial Term Loan, 7.68% (Term SOFR + 325 bps), 1/31/29	$ —
	Total Broadcast Service & Programing	$—

	Cable & Satellite Television — 0.0%†
499	Radiate Holdco LLC, First Out Term Loan, 7.93% (Term SOFR + 350 bps), 9/25/29	$ 406
	Total Cable & Satellite Television	$406

	Casino Services — 0.1%
33,364	Lucky Bucks LLC, Priority First Out Exit Term Loan, 12.01% (Term SOFR + 765 bps), 10/2/28	$ 33,698
68,976	Lucky Bucks LLC, Priority Second Out Term Loan, 7.01% (Term SOFR + 250 bps), 10/2/29	58,975
	Total Casino Services	$92,673

	Internet Security — 0.2%
250,000(b)	Proofpoint, Inc., Term Loan (Add-On), 8/31/28	$ 251,484
	Total Internet Security	$251,484

	Medical-Hospitals — 0.3%
964,488	Knight Health Holdings LLC, Term B Loan, 9.68% (Term SOFR + 525 bps), 12/23/28	$ 368,917
	Total Medical-Hospitals	$368,917

	Paper & Related Products — 0.3%
436,000(b)	Ahlstrom-Munksjo Holding 3 Oy, Term Loan B, 5/23/30	$ 435,455
	Total Paper & Related Products	$435,455

1Pioneer Floating Rate Fund, Inc. | 8/31/25

Principal Amount USD ($)		Value
	Retail-Catalog Shopping — 0.1%
484,183	Medical Solutions Holdings, Inc., First Lien Initial Term Loan, 7.908% (Term SOFR + 350 bps), 11/1/28	$ 194,884
	Total Retail-Catalog Shopping	$194,884

	Total Senior Secured Floating Rate Loan Interests (Cost $3,991,692)	$2,319,219

Shares
	Common Stocks — 0.6% of Net Assets
	Construction & Engineering — 0.0%†
9,729(d)	LB New Holdco	$ 51,077
	Total Construction & Engineering	$51,077

	Metals & Mining — 0.0%†
2,625(d)	Flame Co.	$ 10,500
	Total Metals & Mining	$10,500

	Passenger Airlines — 0.6%
40,684(d)	Grupo Aeromexico SAB de CV	$ 699,338
	Total Passenger Airlines	$699,338

	Total Common Stocks (Cost $385,644)	$760,915

Principal Amount USD ($)
	Collateralized Mortgage Obligations—2.1% of Net Assets
370,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 10.348% (SOFR30A + 600 bps), 10/25/41 (144A)	$ 385,356
230,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class B2, 12.148% (SOFR30A + 780 bps), 11/25/41 (144A)	244,807
490,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class B2, 10.598% (SOFR30A + 625 bps), 9/25/41 (144A)	509,328
250,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class B2, 11.448% (SOFR30A + 710 bps), 1/25/42 (144A)	265,616
Pioneer Floating Rate Fund, Inc. | 8/31/252

Schedule of Investments  |  8/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
320,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class B2, 12.848% (SOFR30A + 850 bps), 2/25/42 (144A)	$ 347,811
710,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.963% (SOFR30A + 1,061 bps), 2/25/47 (144A)	877,625
	Total Collateralized Mortgage Obligations (Cost $2,455,864)	$2,630,543

	Commercial Mortgage-Backed Securities—0.7% of Net Assets
37,119(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 10.705% (SOFR30A + 636 bps), 1/25/27 (144A)	$ 36,685
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00%, 5/15/48 (144A)	791,400
	Total Commercial Mortgage-Backed Securities (Cost $853,612)	$828,085

	Corporate Bonds — 0.9% of Net Assets
	Chemicals — 0.4%
300,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	$ 297,975
220,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	162,411
	Total Chemicals	$460,386

	Iron & Steel — 0.3%
500,000	Metinvest BV, 7.75%, 10/17/29 (144A)	$ 382,502
	Total Iron & Steel	$382,502

	Real Estate — 0.2%
311,000	Kennedy-Wilson, Inc., 5.00%, 3/1/31	$ 290,342
	Total Real Estate	$290,342

	Total Corporate Bonds (Cost $1,300,623)	$1,133,230

	Insurance-Linked Securities — 1.2% of Net Assets#
	Event Linked Bonds — 1.2%
	Multiperil – U.S. — 1.2%
250,000(a)	Bonanza Re, 7.85%, (MSMMUSTF + 375 bps), 12/19/27 (144A)	$ 247,650
250,000(a)	Residential Re, 9.519%, (3 Month U.S. Treasury Bill + 538 bps), 12/6/28 (144A)	256,350
3Pioneer Floating Rate Fund, Inc. | 8/31/25

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(a)	Residential Re, 9.919%, (3 Month U.S. Treasury Bill + 578 bps), 12/6/25 (144A)	$ 245,925
250,000(a)	Sanders Re, 8.13%, (JMMMUSTF + 399 bps), 4/7/29 (144A)	249,825
250,000(a)	Sanders Re, 9.50%, (JMMMUSTF + 536 bps), 4/7/29 (144A)	254,875
250,000(a)	Sanders Re III, 7.479%, (3 Month U.S. Treasury Bill + 334 bps), 4/7/26 (144A)	248,650
		$1,503,275

	Total Event Linked Bonds	$1,503,275

Face Amount USD ($)
	Reinsurance Sidecars — 0.0%†
	Multiperil – U.S. — 0.0%†
250,000(d)(e)+	Harambee Re 2018, 12/31/25	$ 850
250,000(d)(e)+	Harambee Re 2019, 12/31/25	—
		$850

	Multiperil – Worldwide — 0.0%†
12,278(e)+	Alturas Re 2022-2, 12/31/27	$ 852
	Total Reinsurance Sidecars	$1,702

	Total Insurance-Linked Securities (Cost $1,504,346)	$1,504,977

Pioneer Floating Rate Fund, Inc. | 8/31/254

Schedule of Investments  |  8/31/25
(unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 10.7% of Net Assets
	Open-End Fund — 10.7%
13,319,601(f)	Dreyfus Government Cash Management, Institutional Shares, 4.18%	$ 13,319,601
		$13,319,601

	TOTAL SHORT TERM INVESTMENTS (Cost $13,319,601)	$13,319,601

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 18.0% (Cost $23,811,382)	$22,496,570
	OTHER ASSETS AND LIABILITIES — 82.0%	$102,367,180
	net assets — 100.0%	$124,863,750

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
JMMMUSTF	JPMorgan 100% US Treasury Securities Money Market Fund Yield.
LIBOR	London Interbank Offered Rate.
MSMMUSTF	MSILF Treasury Securities Portfolio Fund Yield.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At August 31, 2025, the value of these securities amounted to $5,804,791, or 4.6% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at August 31, 2025.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Security is in default.
(d)	Non-income producing security.
(e)	Issued as preference shares.
(f)	Rate periodically changes. Rate disclosed is the 7-day yield at August 31, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at August 31, 2025.
5Pioneer Floating Rate Fund, Inc. | 8/31/25

+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2022-2	4/11/2023	$—	$852
Bonanza Re	12/16/2024	250,000	247,650
Harambee Re 2018	12/19/2017	4,346	850
Harambee Re 2019	12/20/2018	—	—
Residential Re	10/28/2021	250,000	245,925
Residential Re	11/4/2024	250,000	256,350
Sanders Re	12/10/2024	250,000	249,825
Sanders Re	12/10/2024	250,000	254,875
Sanders Re III	3/22/2022	250,000	248,650
Total Restricted Securities			$1,504,977
% of Net assets			1.2%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	953,582	MXN	18,229,675	State Street Bank & Trust Co.	9/25/25	$(20,417)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(20,417)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
MXN — Mexican Peso
USD — United States Dollar
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
Pioneer Floating Rate Fund, Inc. | 8/31/256

Schedule of Investments  |  8/31/25
(unaudited) (continued)
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$2,319,219	$—	$2,319,219
Common Stocks	—	760,915	—	760,915
Collateralized Mortgage Obligations	—	2,630,543	—	2,630,543
Commercial Mortgage-Backed Securities	—	828,085	—	828,085
Corporate Bonds	—	1,133,230	—	1,133,230
Insurance-Linked Securities
Multiperil – U.S.	—	1,503,275	—	1,503,275
Reinsurance Sidecars
Multiperil – U.S.	—	—	850	850
Multiperil – Worldwide	—	—	852	852
Open-End Fund	13,319,601	—	—	13,319,601
Total Investments in Securities	$13,319,601	$9,175,267	$1,702	$22,496,570
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(20,417)	$—	$(20,417)
Total Other Financial Instruments	$—	$(20,417)	$—	$(20,417)
During the period ended August 31, 2025, there were no transfers in or out of Level 3.
7Pioneer Floating Rate Fund, Inc. | 8/31/25